LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 21, 2017 CNY (¥) item	May 26, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Equity method investment
Impairment losses			¥ 0	¥ 0	¥ 0
Dezhi
Equity method investment
Equity method investments, ownership percentage		30.00%
Cash consideration		¥ 300
Equity method investment				¥ 331		$ 63	¥ 409
Jinye
Equity method investment
Equity method investments, ownership percentage	13.73%
Cash consideration	¥ 7,652
Number of board seat out of total seats | item	1
Number of total board of seats | item	5
Equity method investment						$ 1,038	¥ 6,758